SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table (in thousands) provides a reconciliation of cash, cash equivalents, and restricted cash further reported within the interim condensed consolidated balance sheets that sum to the total of the same amounts shown on the interim condensed consolidated statements of cash flows.

	As of
	September 30, 2025	December 31, 2024
Cash and cash equivalents	$36,427	$23,376
Restricted cash	35,945	24,089
Total cash, cash equivalents, and restricted cash, ending balance	$72,372	$47,465